Earnings per Share (Tables)	9 Months Ended
Jun. 30, 2012
Earnings Per Share [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]

	Nine Months Ended June 30,
	2012	2011
Net earnings for basic and diluted earnings per share	$39.1	$55.3

Weighted-average shares for basic earnings per share	34.3	34.3
Effect of dilutive securities:
Stock appreciation rights	0.1	—
Restricted stock awards	0.1	0.1
Total dilutive securities	0.2	0.1
Weighted-average shares for diluted earnings per share	34.5	34.4

Basic earnings per share	$1.14	$1.61
Diluted earnings per share	$1.13	$1.61